N-4	Sep. 14, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE SEPARATE ACCOUNT
Entity Central Index Key	0000729522
Entity Investment Company Type	N-4
Document Period End Date	Sep. 14, 2026
Amendment Flag	false
Polaris Advisory VA (Version 1) 333-223017 | Polaris Income Max One Covered Person
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Polaris Advisory VA (Version 1) 333-223017 | Polaris Income Max Two Covered Persons
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Polaris Advisory VA (Version 1) 333-223017 | Polaris Income Plus Daily Flex One Covered Person
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Polaris Advisory VA (Version 1) 333-223017 | Polaris Income Plus Daily Flex Two Covered Persons
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%